Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of transfer prices between operating segments
	2022					2021					2020
	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other (*)	Total consolidated	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other (*)	Total consolidated	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Revenues from external customers	1,963,826	114,024	37,858	38	2,115,746	1,784,487	113,905	39,141	234	1,937,767	1,185,186	78,192	32,473	483	1,296,334
Gross profit	647,285	3,670	1,954	(878)	652,031	550,816	3,501	5,651	(537)	559,431	367,456	3,014	5,012	(196)	375,286
Administrative expenses	(223,162)	(2,741)	(1,238)	(436)	(227,577)	(191,132)	(2,675)	(1,099)	(1,163)	(196,069)	(157,491)	(2,862)	(1,493)	(1,523)	(163,369)
Selling and distribution expenses	(63,971)	(786)	(355)	(125)	(65,237)	(50,223)	(703)	(289)	(305)	(51,520)	(38,708)	(703)	(367)	(375)	(40,153)
Other operating (expense) income, net	(2,964)	8	-	(943)	(3,899)	6,358	47	-	3	6,408	4,204	154	-	(12)	4,346
Finance income	3,252	20	-	34	3,306	2,874	17	-	-	2,891	2,951	26	-	(1)	2,976
Finance cost	(95,102)	(3)	-	-	(95,105)	(88,961)	(3)	-	(1)	(88,965)	(88,569)	(130)	-	5	(88,694)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	(59)	-	-	-	(59)	(980)	-	-	-	(980)	5,337	-	-	-	5,337
Loss from exchange difference, net	(1,030)	5	(6)	(9)	(1,040)	(6,987)	(30)	(85)	16	(7,086)	(9,352)	(404)	(88)	13	(9,831)
Profit before income tax	264,249	173	355	(2,357)	262,420	221,765	154	4,178	(1,987)	224,110	85,828	(905)	3,064	(2,089)	85,898
Income tax expense	(86,189)	(56)	(116)	769	(85,592)	(70,198)	(49)	(1,322)	629	(70,940)	(27,981)	295	(999)	681	(28,004)
Profit for the year	178,060	117	239	(1,588)	176,828	151,567	105	2,856	(1,358)	153,170	57,847	(610)	2,065	(1,408)	57,894

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).

Schedule of segment reporting
	2022					2021					2020
	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other	Consolidated	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other	Consolidated	Cement, concrete, mortar and precast	Construction supplies	Quicklime	Other	Consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segment assets	3,086,104	38,353	70,327	32,210	3,226,994	2,940,888	42,578	79,383	31,846	3,094,695	2,806,803	51,225	83,621	31,696	2,973,345
Other assets (*)	86,630	-	-	537	87,167	106,280	-	-	797	107,077	37,068	-	-	5,871	42,939
Total assets	3,172,734	38,353	70,327	32,747	3,314,161	3,047,168	42,578	79,383	32,643	3,201,772	2,843,871	51,225	83,621	37,567	3,016,284
Operating liabilities	2,041,923	76,780	-	323	2,119,026	1,930,140	75,633	-	194	2,005,967	1,590,105	58,517	-	107	1,648,729
Capital expenditure (**)	190,126	-	-	-	190,126	97,288	-	-	-	97,288	63,960	-	-	-	63,960
Depreciation and amortization	(133,276)	(1,545)	(3,519)	(199)	(138,539)	(128,522)	(1,102)	(5,199)	(744)	(135,567)	(131,877)	(767)	(5,741)	(782)	(139,167)
Provision of inventory net realizable value and obsolescence	(2,027)	-	-	-	(2,027)	(3,374)	-	-	-	(3,374)	(3,635)	-	-	-	(3,635)

(*)	As of December 31, 2022, corresponds to the financial investment designated at fair value through OCI for S/274,000 and fair value of derivative financial instruments (“cross currency swap”) for S/86,893,000. As of December 31, 2021, corresponds to the financial investment designated at fair value through OCI for approximately S/476,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/106,601,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivative financial instrument at fair value through profit or loss are not assigned to any segment.

(**)	Capital expenditure consists of S/190,126,000 and S/97,288,000 during the years ended as of December 31, 2022 and 2021, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.